Assets held for sale and liabilities directly associated with assets held for sale (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Discontinued Operations Explanatory [Line Items]
Proportion of ownership interest in subsidiary	80.00%
Liabilities included in disposal groups classified as held for sale	€ 59	€ 87
Tigaz Zrt [Member]
Disclosure Of Discontinued Operations Explanatory [Line Items]
Percentage of Ownership Interest Divested	98.99%
Tigaz dso [Member]
Disclosure Of Discontinued Operations Explanatory [Line Items]
Proportion of ownership interest in subsidiary	(100.00%)
Current Assets Or Disposal Group Classified As Held For Sale	€ 81
Current Lliabilities Included In Disposal Groups Classified As Held For Sale	33
Tigaz dso [Member] | Gross carrying amount [member]
Disclosure Of Discontinued Operations Explanatory [Line Items]
Non-current assets or disposal groups classified as held for sale	274
Liabilities included in disposal groups classified as held for sale	59
Met holding [Member]
Disclosure Of Discontinued Operations Explanatory [Line Items]
Non-current assets or disposal groups classified as held for sale	295
Liabilities included in disposal groups classified as held for sale	€ 59
Lasmo sanga sanga [Member]
Disclosure Of Discontinued Operations Explanatory [Line Items]
Proportion of ownership interest in subsidiary	26.25%
Unimar Llc [Member]
Disclosure Of Discontinued Operations Explanatory [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Non-current assets or disposal groups classified as held for sale	€ 21